Short-term trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 1,625	€ 1,353
Percentage main trade receivables	100.00%	100.00%
Public sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 958	€ 870
Percentage main trade receivables	60.00%	64.00%
Private sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 533	€ 427
Percentage main trade receivables	32.00%	32.00%
Group companies and associates of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 134	€ 55
Percentage main trade receivables	8.00%	4.00%
Construction division [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 1,465	€ 1,363
Percentage main trade receivables	100.00%	0.00%
Construction division [Member] | Public sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 820	€ 777
Percentage main trade receivables	57.00%	0.00%
Construction division [Member] | Private sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 458	€ 414
Percentage main trade receivables	31.00%	0.00%
Construction division [Member] | Group companies and associates of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 186	€ 171
Percentage main trade receivables	12.00%	0.00%
Other division and adjustments [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ 161	€ (10)
Other division and adjustments [Member] | Public sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	138	93
Other division and adjustments [Member] | Private sector of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	75	13
Other division and adjustments [Member] | Group companies and associates of trade receivables [Member]
Disclosure of the main trade receivables by debtor type [Line Items]
Main trade receivables	€ (52)	€ (116)